Other Non-Current Assets and Other Non-Current Financial Assets- Fair value (Details) $ in Millions, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 1,686		$ 1,686
Other investments in equity instruments	0		$ 17,681
Non-current held-to-maturity investments	696
Jetro Restaurant Depot
Disclosure Of Other Assets And Other Financial Assets [line items]
Other investments in equity instruments	15,954	$ 933
Health Division
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 543